Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of income taxes [Line Items]
Deferred tax assets written down		¥ 50,322
Statutory income tax rate	30.20%	30.20%	30.40%
Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period	¥ 56,912	¥ 57,410
Aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized	¥ 4,718,298	¥ 4,908,449
Japan [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.20%	30.20%	30.40%
Foreign [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	16.00%
Foreign [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	35.00%